Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases, Operating [Abstract]
Future minimum rental payments	Future minimum rental payments are as follows:

Year	(In $ millions)
2019	11
2020	9
2021	9
2022	5
2023	3
2024 and thereafter	1
Total	38